Exhibit 99.1

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 1

A.	DATES	Begin	End	# days
1	Determination Date		8/18/2014
2	Payment Date		8/20/2014
3	Collection Period	6/29/2014	7/26/2014	28
4	Monthly Interest Period- Actual	7/21/2014	8/19/2014	30
5	Monthly Interest- Scheduled			30

B.	SUMMARY

		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	214,000,000.00	—	—	—	—	—
7	Class A-2 Notes	481,000,000.00	—	—	—	—	—
8	Class A-3 Notes	461,000,000.00	166,579,154.97	—	42,787,556.05	123,791,598.92	0.2685284
9	Class A-4 Notes	94,000,000.00	94,000,000.00	—	—	94,000,000.00	1.0000000

10	Equals: Total Securities	$1,250,000,000.00	$260,579,154.97	$—	$42,787,556.05	$217,791,598.92

11	Overcollateralization	224,926,390.73	247,050,170.45			247,050,170.45

12	Total Securitization Value	$1,474,926,390.73	$507,629,325.42			$464,841,769.37

13	NPV Lease Payments Receivable	613,692,648.78	77,291,781.47			65,492,007.15
14	NPV Base Residual	861,233,741.95	430,337,543.95			399,349,762.22

		Coupon Rate	Interest Pmt Due	Per $ 1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes	0.33206%	—	—	—	—
16	Class A-2 Notes	0.66000%	—	—	—	—
17	Class A-3 Notes	0.87000%	120,769.89	0.2619737	42,908,325.94	93.0766289
18	Class A-4 Notes	1.06000%	83,033.33	0.8833333	83,033.33	0.8833333

	Equals: Total Securities		203,803.22		42,991,359.27

C.	COLLECTIONS AND AVAILABLE FUNDS
19	Lease Payments Received	9,873,907.24
20	Pull Ahead Waived Payments	140,393.79
21	Sales Proceeds - Early Terminations	21,765,180.33
22	Sales Proceeds - Scheduled Terminations	16,330,103.72
23	Security Deposits for Terminated Accounts	17,803.00
24	Excess Wear and Tear Received	105,748.54
25	Excess Mileage Charges Received	84,420.77
26	Other Recoveries Received	10,789.73

27	Subtotal: Total Collections	48,328,347.12

28	Repurchase Payments	—
29	Postmaturity Term Extension	—
30	Investment Earnings on Collection Account	1,769.59

31	Total Available Funds, prior to Servicer Advances	48,330,116.71

32	Servicer Advance	—

33	Total Available Funds	48,330,116.71

34	Reserve Account Draw	—

35	Available for Distribution	48,330,116.71

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 2

D.	DISTRIBUTIONS
36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		423,024.44
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		203,803.22
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	47,698,289.05
49	Regular Principal Distribution Amount	42,787,556.05
50	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)		42,787,556.05
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		4,910,733.00

E.	CALCULATIONS
53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		260,579,154.97
55	Less: Aggregate Securitization Value (End of Collection Period)		(464,841,769.37)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. of Collection Period)		260,579,154.97
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(217,791,598.92)

61	Regular Principal Distribution Amount (not less than zero)		42,787,556.05

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		464,841,769.37
64	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,050,170.45)

65	Targeted Note Balance		217,791,598.92

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		48,330,116.71
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 amd 40)		423,024.44
70	Less: Administration Fees Paid (Item 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		203,803.22
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If<0, Available Funds Shortfall)		47,698,289.05
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

75	Servicer Advance (If Item 73>0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer (Item 73 plus Item 74)		47,698,289.05

77	Reserve Account Draw Amount (If Item 76 is <0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 3

F.	RESERVE ACCOUNT
83	Reserve Account Balances:
84	Targeted Reserve Account Balance		7,374,631.95
85	Initial Reserve Account Balance		7,374,631.95
86	Beginning Reserve Account Balance		7,374,631.95
87	Plus: Net Investment Income for the Collection Period		187.87

88	Subtotal: Reserve Fund Available for Distribution		7,374,819.82
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal: Reserve Account Balance		7,374,819.82
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		187.87

93	Equals: Ending Reserve Account Balance		7,374,631.95

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts
96	Aggregate Securitization Value for Scheduled Terminated Units	973	15,610,126.84
97	Less: Aggregate Sales Proceeds and Other Collections for Current Month Scheduled Terminated Units		(16,411,223.80)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(11,221.32)
99	Less: Excess Wear and Tear Received		(105,748.54)
100	Less: Excess Mileage Received		(84,420.77)

101	Current Period Net Residual Losses/(Gains)	973	(1,002,487.59)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	12,853	(9,395,261.73)
104	Current Period Net Residual Losses (Item 101)	973	(1,002,487.59)

105	Ending Cumulative Net Residual Losses	13,826	(10,397,749.32)

106	CumulativeNet Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.70%

G.	POOL STATISTICS
107	Collateral Pool Balance Data	Initial	Current
108	Aggregate Securitization Value	1,474,926,391	464,841,769
109	Aggregate Base Residual Value	1,006,540,717	415,687,219
110	Number of Current Contracts	64,099	26,170
111	Weighted Average Lease Rate	2.96%	2.86%
112	Average Remaining Term	27.5	6.4
113	Average Original Term	38.3	38.6
114	Proportion of Base Prepayment Assumption Realized		134.11%
115	Actual Monthly Prepayment Speed		1.64%
116	Turn-in Ratio on Scheduled Terminations		90.54%

		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance - Beginning of Period		28,286	554,880,247	507,629,325
118	Depreciation/Payments			(8,841,063)	(6,797,728)
119	Gross Credit Losses		(15)	(258,364)	(254,199)
120	Early Terminations - Regular		(899)	(18,917,658)	(17,423,314)
121	Early Terminations - Lease Pull Aheads		(229)	(2,842,248)	(2,702,189)
122	Scheduled Terminations - Purchased by Customer	1,593,140	(92)	(1,592,016)	(1,499,110)
123	Scheduled Terminations - Sold at Auction	1,992,717	(145)	(2,300,459)	(2,156,329)
124	Scheduled Terminations - Purchased by Dealer	12,751,251	(736)	(12,698,760)	(11,954,687)

125	Pool Balance - End of Period		26,170	507,429,679	464,841,769

126	Delinquencies Aging Profile - End of Period	Units	Securitization Value	Percentage
127	Current	25,920	460,532,406.37	99.07%
128	31 - 90 Days Delinquent	225	3,843,857.93	0.83%
129	91+ Days Delinquent	25	465,505.07	0.10%

130	Total	26,170	464,841,769.37	100.00%

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 4

131	Credit Losses:	Units	Amounts
132	Aggregate Securitization Value on charged-off units	15	254,199
133	Aggregate Liquidation Proceeds on charged-off units		(95,602)
134	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations		—
135	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations		—
136	Recoveries on charged-off units		(10,790)

137	Current Period Aggregate Net Credit Losses/(Gains)	15	147,807

138	Cumulative Net Credit Losses:
139	Beginning Cumulative Net Credit Losses	371	2,720,876
140	Current Period Net Credit Losses (Item 137)	15	147,807

141	Ending Cumulative Net Credit Losses	386	2,868,684

142	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.19%

143	Aging of Scheduled Maturies Not Sold		Units
144	0 - 60 Days since Contract Maturity		638
145	61 - 120 Days since Contract Maturity		10
146	121+ Days since Contract Maturity		9

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2012-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-26-2014	PAGE 5

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Payment Date	Scheduled Reduction (1)
09/20/2014	51,408,019
10/20/2014	41,974,414
11/20/2014	37,275,773
12/20/2014	41,527,240
01/20/2015	47,032,604
02/20/2015	41,200,525
03/20/2015	40,108,836
04/20/2015	47,148,741
05/20/2015	38,428,363
06/20/2015	7,807,540
07/20/2015	9,561,734
08/20/2015	8,268,796
09/20/2015	8,820,891
10/20/2015	12,000,934
11/20/2015	9,807,837
12/20/2015	3,500,266
01/20/2016	3,820,803
02/20/2016	3,279,292
03/20/2016	4,066,029
04/20/2016	4,545,149
05/20/2016	3,257,985

Total:	464,841,769

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a)	each collection period is a calendar month rather than a fiscal month,

(b)	timely receipt of all monthly rental payments and sales proceeds,

(c)	no credit or residual losses and

(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month